Long-Term Debt - Additional Information - NOK Bonds (Detail)	12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2013 USD ($)	Nov. 30, 2013 USD ($)	Nov. 30, 2013 NOK	Dec. 31, 2014 Norwegian Kroner Bond Due In January Two Thousand Nineteen [Member] USD ($)	Dec. 31, 2014 Norwegian Kroner Bond Due In January Two Thousand Nineteen [Member] NIBOR Loan [Member]	Jan. 31, 2014 Norwegian Kroner Bond Due In January Two Thousand Nineteen [Member] NIBOR Loan [Member] NOK	Dec. 31, 2014 Norwegian kroner bond [Member] USD ($)	Jan. 31, 2013 Norwegian kroner bond [Member] NOK	Dec. 31, 2014 Norwegian Kroner Bond due in 2016 [Member] NIBOR Loan [Member] NOK	Dec. 31, 2014 Norwegian Kroner Bonds due through 2018 [Member] NIBOR Loan [Member] NOK	Dec. 31, 2014 Norwegian Kroner Bond due in 2017 [Member] USD ($)	Dec. 31, 2014 Norwegian Kroner Bond due in 2017 [Member] NIBOR Loan [Member]	Jan. 31, 2012 Norwegian Kroner Bond due in 2017 [Member] NIBOR Loan [Member] NOK	Dec. 31, 2014 Interest Rate Swaps [Member] Norwegian Kroner Bond Due In January Two Thousand Nineteen [Member] USD ($)	Dec. 31, 2014 Interest Rate Swaps [Member] Norwegian Kroner Bond due in 2016 [Member] USD ($)	Dec. 31, 2014 Interest Rate Swaps [Member] Norwegian Kroner Bonds due through 2018 [Member] USD ($)	Dec. 31, 2014 Interest Rate Swaps [Member] Norwegian Kroner Bond due in 2017 [Member] USD ($)
Debt Instrument [Line Items]
Senior unsecured bonds issued			600,000,000	$ 134,200,000		1,000,000,000	$ 174,500,000	1,300,000,000	500,000,000	800,000,000	$ 80,500,000		600,000,000
Marginal rate added for interest paid					4.25%				4.00%	4.75%		5.75%
Reference rate for the variable rate of the debt instrument					NIBOR				NIBOR	NIBOR	NIBOR
Fixed interest rates based on interest rate swaps														6.28%	4.80%	5.93%	7.49%
Debt instrument transfer of principal amount														162,200,000	89,700,000	143,500,000	101,400,000
Repurchase of bond		388,500,000
Loss on bond repurchase	$ (1,759,000)